Income taxes (Schedule of Components of Net Deferred Tax Liability Relating to Mexican Mining Royalty) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	$ 459	$ 750
Net Deferred Tax Liability Mexican Mining Royalty [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Property, Plant and equipment	850	851
Other		329
Total deferred tax liabilities	850	1,180
Provisions and reserves	(391)	(430)
Net deferred tax liabilities	$ 459	$ 750